T. ROWE PRICE U.S. Large-Cap Core Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.7%
COMMUNICATION SERVICES 7.6%
Interactive Media & Services 6.3%
Alphabet, Class C (1) 100,295 207,473
Facebook, Class A (1) 441,064 129,907
337,380
Media 1.3%
Charter Communications, Class A (1) 116,158 71,672
71,672
Total Communication Services 409,052
CONSUMER DISCRETIONARY 11.1%
Hotels, Restaurants & Leisure 3.7%
Booking Holdings (1) 14,884 34,677
McDonald's  315,918 70,810
Starbucks  224,144 24,492
Yum! Brands  605,014 65,451
195,430
Internet & Direct Marketing Retail 5.1%
Amazon.com (1) 87,399 270,420
270,420
Multiline Retail 1.2%
Dollar Tree (1) 571,153 65,374
65,374
Specialty Retail 1.1%
TJX  912,784 60,381
60,381
Total Consumer Discretionary 591,605
CONSUMER STAPLES 6.0%
Beverages 4.2%
Coca-Cola  1,828,261 96,368
PepsiCo  891,703 126,131
222,499
Food Products 1.8%
Mondelez International, Class A  1,597,837 93,521
93,521
Total Consumer Staples 316,020

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
FINANCIALS 12.4%
Banks 3.8%
Bank of America  3,021,742 116,911
Wells Fargo  2,260,838 88,331
205,242
Capital Markets 4.7%
Charles Schwab  981,842 63,996
Goldman Sachs Group  253,162 82,784
Intercontinental Exchange  498,888 55,716
Morgan Stanley  634,844 49,302
251,798
Insurance 3.9%
Chubb  297,157 46,942
Marsh & McLennan  845,459 102,977
Willis Towers Watson  251,742 57,619
207,538
Total Financials 664,578
HEALTH CARE 15.7%
Biotechnology 1.7%
AbbVie  845,351 91,484
91,484
Health Care Equipment & Supplies 5.1%
Becton Dickinson & Company  177,683 43,204
Boston Scientific (1) 1,725,893 66,706
Danaher  320,754 72,195
Medtronic  758,722 89,628
271,733
Health Care Providers & Services 3.2%
Cigna  295,070 71,330
UnitedHealth Group  270,035 100,472
171,802
Pharmaceuticals 5.7%
Eli Lilly  513,419 95,917
Johnson & Johnson  856,932 140,837
Zoetis  412,538 64,966
301,720
Total Health Care 836,739

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 12.1%
Aerospace & Defense 1.5%
Howmet Aerospace (1) 2,485,368 79,855
79,855
Air Freight & Logistics 0.9%
United Parcel Service, Class B  272,942 46,397
46,397
Airlines 0.8%
Delta Air Lines (1) 862,945 41,663
41,663
Commercial Services & Supplies 1.4%
Waste Connections  711,984 76,880
76,880
Industrial Conglomerates 2.8%
General Electric  5,776,318 75,843
Honeywell International  328,710 71,353
147,196
Machinery 3.2%
Caterpillar  311,803 72,298
PACCAR  598,379 55,601
Parker-Hannifin  128,362 40,489
168,388
Road & Rail 1.5%
Union Pacific  372,882 82,187
82,187
Total Industrials & Business Services 642,566
INFORMATION TECHNOLOGY 23.9%
Electronic Equipment, Instruments & Components 2.0%
Amphenol, Class A  1,008,392 66,523
TE Connectivity  327,594 42,296
108,819
IT Services 9.4%
Accenture, Class A  224,819 62,106
Broadridge Financial Solutions  384,240 58,827
Fidelity National Information Services  444,633 62,520
Fiserv (1) 923,297 109,909
VeriSign (1) 347,978 69,164
Visa, Class A  644,220 136,401
498,927

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices (1) 780,079 61,236
Micron Technology (1) 461,103 40,674
QUALCOMM  627,017 83,136
185,046
Software 9.0%
Intuit  186,841 71,571
Microsoft  1,405,376 331,346
salesforce.com (1) 372,796 78,984
481,901
Total Information Technology 1,274,693
MATERIALS 2.5%
Chemicals 1.8%
Linde  341,211 95,587
95,587
Containers & Packaging 0.7%
Westrock 719,766 37,464
37,464
Total Materials 133,051
REAL ESTATE 2.6%
Equity Real Estate Investment Trusts 2.6%
American Tower, REIT  314,940 75,290
Equity Residential, REIT  903,687 64,731
Total Real Estate 140,021
UTILITIES 3.8%
Electric Utilities 2.6%
NextEra Energy  911,205 68,896
Xcel Energy  1,059,601 70,474
139,370
Multi-Utilities 1.2%
Sempra Energy  497,603 65,972
65,972
Total Utilities 205,342
Total Common Stocks (Cost $3,847,009) 5,213,667

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 0.04% (2)(3) 140,504,508 140,505
Total Short-Term Investments (Cost $140,505) 140,505
Total Investments in Securities 100.3%
(Cost $3,987,514) $ 5,354,172
Other Assets Less Liabilities (0.3)% (16,804)
Net Assets 100.0% $ 5,337,368
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 11+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 60,574  ¤  ¤ $ 140,505^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $11 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $140,505.

T. ROWE PRICE U.S. Large-Cap Core Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE U.S. Large-Cap Core Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE U.S. Large-Cap Core Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On March 31, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F190-054Q1 03/21